Other Current Liabilities	3 Months Ended
Dec. 28, 2013
Other Liabilities, Current [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
Other current liabilities are as follows (in millions):

	December 28, 2013	September 28, 2013
Accrued salaries, wages and benefits	$293	$419
Self-insurance reserves	268	267
Income taxes payable	143	111
Other	373	341
Total other current liabilities	$1,077	$1,138